AB Variable Products Series Fund, Inc.

AB Discovery Value Portfolio

Portfolio of Investments

March 31, 2025 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.1%
Financials – 20.6%
Banks – 10.6%
BankUnited, Inc.	173,224	$5,965,835
Comerica, Inc.	125,333	7,402,167
First BanCorp/Puerto Rico	419,854	8,048,601
First Citizens BancShares, Inc./NC - Class A(a)	5,023	9,313,245
First Hawaiian, Inc.(a)	301,498	7,368,611
Independent Bank Corp.	61,850	3,874,903
Texas Capital Bancshares, Inc.(b)	86,972	6,496,808
Webster Financial Corp.	132,959	6,854,036
Wintrust Financial Corp.(a)	68,670	7,722,628
Zions Bancorp NA	115,296	5,748,659

		68,795,493

Capital Markets – 4.1%
Cboe Global Markets, Inc.	44,880	10,155,895
Invesco Ltd.	598,878	9,084,980
Stifel Financial Corp.	75,924	7,156,596

		26,397,471

Financial Services – 2.2%
NCR Atleos Corp.(b)	325,418	8,584,527
Walker & Dunlop, Inc.	68,840	5,876,182

		14,460,709

Insurance – 3.7%
American Financial Group, Inc./OH	70,616	9,274,705
Hanover Insurance Group, Inc. (The)	61,810	10,751,849
Kemper Corp.	57,030	3,812,456

		23,839,010

		133,492,683

Industrials – 19.9%
Air Freight & Logistics – 2.8%
CH Robinson Worldwide, Inc.	111,422	11,409,613
GXO Logistics, Inc.(b)	169,850	6,637,738

		18,047,351

Building Products – 0.6%
Builders FirstSource, Inc.(b)	30,280	3,783,183

Commercial Services & Supplies – 1.9%
ABM Industries, Inc.	129,789	6,146,807
MillerKnoll, Inc.(a)	329,063	6,298,266

		12,445,073

Construction & Engineering – 3.3%
Fluor Corp.(b)	188,780	6,762,100
MasTec, Inc.(b)	62,581	7,303,828
WillScot Holdings Corp.	256,153	7,121,053

		21,186,981

Company	Shares	U.S. $ Value

Electrical Equipment – 1.1%
Regal Rexnord Corp.(a)	65,368	$7,442,147

Ground Transportation – 1.1%
ArcBest Corp.	102,204	7,213,558

Machinery – 4.7%
CNH Industrial NV(a)	565,610	6,945,691
JBT Marel Corp.(a)	62,833	7,678,193
Middleby Corp. (The)(b)	40,816	6,203,216
Pentair PLC	106,970	9,357,735

		30,184,835

Professional Services – 2.5%
First Advantage Corp.(b)	49,217	693,468
Robert Half, Inc.	146,935	8,015,304
WNS Holdings Ltd.(a) (b)	119,253	7,332,867

		16,041,639

Trading Companies & Distributors – 1.9%
Core & Main, Inc. - Class A(b)	146,830	7,093,357
Herc Holdings, Inc.	39,500	5,303,665

		12,397,022

		128,741,789

Information Technology – 12.4%
Communications Equipment – 3.5%
Calix, Inc.(b)	167,045	5,920,075
F5, Inc.(b)	34,280	9,127,735
Lumentum Holdings, Inc.(a) (b)	125,796	7,842,123

		22,889,933

Electronic Equipment, Instruments & Components – 3.8%
Avnet, Inc.	125,230	6,022,311
Belden, Inc.	43,974	4,408,393
IPG Photonics Corp.(b)	98,600	6,225,604
TD SYNNEX Corp.(a)	76,310	7,933,188

		24,589,496

Semiconductors & Semiconductor Equipment – 1.6%
Amkor Technology, Inc.	236,448	4,270,251
FormFactor, Inc.(b)	205,312	5,808,276

		10,078,527

Software – 3.5%
ACI Worldwide, Inc.(b)	130,516	7,140,531
Commvault Systems, Inc.(b)	24,246	3,825,049
Gen Digital, Inc.(a)	203,991	5,413,921
Nice Ltd. (Sponsored ADR)(a) (b)	41,660	6,422,722

		22,802,223

		80,360,179

Company	Shares	U.S. $ Value

Consumer Discretionary – 11.1%
Automobile Components – 1.4%
BorgWarner, Inc.	319,125	$9,142,931

Diversified Consumer Services – 1.4%
ADT, Inc.(a)	1,097,584	8,934,334

Hotels, Restaurants & Leisure – 0.3%
Dine Brands Global, Inc.(a)	92,288	2,147,542

Household Durables – 0.5%
Taylor Morrison Home Corp.(b)	52,459	3,149,638

Leisure Products – 0.8%
Brunswick Corp./DE	97,580	5,254,683

Specialty Retail – 4.1%
AutoNation, Inc.(b)	53,959	8,737,042
Bath & Body Works, Inc.	294,832	8,939,306
Group 1 Automotive, Inc.	23,620	9,021,659

		26,698,007

Textiles, Apparel & Luxury Goods – 2.6%
Crocs, Inc.(b)	88,657	9,415,373
Tapestry, Inc.	104,151	7,333,272

		16,748,645

		72,075,780

Real Estate – 9.5%
Diversified REITs – 0.6%
Broadstone Net Lease, Inc.	245,061	4,175,839

Health Care REITs – 1.0%
American Healthcare REIT, Inc.	220,610	6,684,483

Hotel & Resort REITs – 0.7%
Ryman Hospitality Properties, Inc.	52,420	4,793,285

Industrial REITs – 2.1%
First Industrial Realty Trust, Inc.	116,087	6,264,054
STAG Industrial, Inc.	200,758	7,251,379

		13,515,433

Office REITs – 1.3%
COPT Defense Properties	301,370	8,218,360

Real Estate Management & Development – 1.5%
Jones Lang LaSalle, Inc.(b)	40,588	10,062,171

Residential REITs – 1.6%
Independence Realty Trust, Inc.(a)	475,050	10,085,312

Specialized REITs – 0.7%
CubeSmart	99,886	4,266,131

		61,801,014

Health Care – 6.5%
Health Care Equipment & Supplies – 2.8%
Avantor, Inc.(a) (b)	489,690	7,937,875
Envista Holdings Corp.(b)	306,600	5,291,916

Company	Shares	U.S. $ Value

Integer Holdings Corp.(b)	4,694	$553,939
Integra LifeSciences Holdings Corp.(a) (b)	181,700	3,995,583

		17,779,313

Health Care Providers & Services – 2.5%
Encompass Health Corp.	108,180	10,956,470
Pediatrix Medical Group, Inc.(b)	370,800	5,372,892

		16,329,362

Life Sciences Tools & Services – 1.2%
ICON PLC(b)	45,800	8,014,542

		42,123,217

Consumer Staples – 5.1%
Consumer Staples Distribution & Retail – 2.5%
BJ’s Wholesale Club Holdings, Inc.(b)	122,200	13,943,020
Dollar Tree, Inc.(b)	34,860	2,616,940

		16,559,960

Food Products – 1.6%
Nomad Foods Ltd.	517,925	10,177,226

Household Products – 1.0%
WD-40 Co.	27,010	6,590,440

		33,327,626

Energy – 5.1%
Oil, Gas & Consumable Fuels – 5.1%
Cameco Corp.(a)	200,540	8,254,226
HF Sinclair Corp.	71,685	2,357,003
Magnolia Oil & Gas Corp. - Class A(a)	324,152	8,188,080
Matador Resources Co.	157,400	8,041,566
Northern Oil & Gas, Inc.(a)	203,557	6,153,528

		32,994,403

Utilities – 3.6%
Electric Utilities – 3.6%
IDACORP, Inc.	92,534	10,754,302
TXNM Energy, Inc.(a)	234,430	12,537,316

		23,291,618

Materials – 2.8%
Chemicals – 1.2%
Avient Corp.	211,610	7,863,428

Containers & Packaging – 1.6%
Graphic Packaging Holding Co.(a)	383,450	9,954,362

		17,817,790

Communication Services – 2.5%
Media – 2.5%
Criteo SA (Sponsored ADR)(b)	235,589	8,342,207
Nexstar Media Group, Inc.	45,023	8,069,022

		16,411,229

Total Common Stocks (cost $600,721,932)		642,437,328

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 0.9%
Investment Companies – 0.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.20%(c) (d) (e) (cost $6,003,792)	6,003,792	$6,003,792

Total Investments Before Security Lending Collateral for Securities Loaned – 100.0% (cost $606,725,724)		648,441,120

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.0%
Investment Companies – 0.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.20%(c) (d) (e) (cost $63,500)	63,500	63,500

Total Investments – 100.0% (cost $606,789,224)(f)		648,504,620
Other assets less liabilities – 0.0%		(96,034)

Net Assets – 100.0%		$648,408,586

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	Affiliated investments.
(e)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(f)

As of March 31, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $96,479,780 and gross unrealized depreciation of investments was $(54,764,384), resulting in net unrealized appreciation of $41,715,396.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

AB Variable Products Series Fund, Inc.

AB Discovery Value Portfolio

March 31, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2025:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$642,437,328	$—	$—	$642,437,328
Short-Term Investments	6,003,792	—	—	6,003,792
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	63,500	—	—	63,500

Total Investments in Securities	648,504,620	—	—	648,504,620
Other Financial Instruments(b)	—	—	—	—

Total	$648,504,620	$—	$—	$648,504,620

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended March 31, 2025 is as follows:

Portfolio	Market Value 12/31/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 03/31/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$3,835	$38,885	$36,716	$6,004	$51
AB Government Money Market Portfolio*	54,913	28,735	83,585	63	61
Total	$58,748	$67,620	$120,301	$6,067	$112

*	Investments of cash collateral for securities lending transactions.